Label	Element	Value
C000078713 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000078713 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000078713 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000078713 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000078713 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000078713 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000212732 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	40.90%
C000212732 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000212732 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.50%
C000212732 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	22.30%
C000001863 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000001863 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000001863 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000001863 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000001863 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000001863 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000212730 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.10%
C000212730 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	0.30%
C000212730 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	74.80%
C000212730 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000212730 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	13.10%
C000106430 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000106430 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000106430 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000106430 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000106430 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000106430 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000212731 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	61.20%
C000212731 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	29.70%
C000212731 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	4.40%
C000238026 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	23.50%
C000238026 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.00%
C000238026 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	27.90%
C000238026 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000238026 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	5.20%
C000001866 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000001866 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000001866 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000001866 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000001866 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000001866 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000113489 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000113489 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000113489 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000113489 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000113489 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000113489 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000078712 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000078712 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000078712 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000078712 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000078712 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000078712 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000001865 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	16.30%
C000001865 [Member] | Moody's, Aaa Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	15.80%
C000001865 [Member] | Standard & Poor's, B Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	1.20%
C000001865 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	25.10%
C000001865 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	7.10%
C000001865 [Member] | Standard & Poor's, A Rating [Member]
Percent of Net Asset Value	oef_PctOfNav	9.70%
C000247081 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.90%
C000247081 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	11.50%